PROVISIONS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in provisions
Provision beginning of the period	₽ (12,161)	₽ (10,425)	₽ (10,428)
Arising during the year	(73,238)	(16,052)	(15,463)
Utilised	14,620	12,642	13,087
Discount rate adjustment and imputed interest (change in estimates)	(46)	(62)	(193)
Unused amounts reversed	2,251	1,705	2,302
Arising due to acquisitions of subsidiaries	(2,262)
Disposal of a subsidiary			91
Translation adjustments and other	(3,466)	31	179
Provision end of the period	(74,302)	(12,161)	(10,425)
Current	(70,911)	(9,852)	(8,075)
Non-current	(3,391)	(2,309)	(2,350)
Tax provisions other than for income tax
Changes in provisions
Provision beginning of the period	(310)	(457)	(525)
Arising during the year	(374)	(229)	(1,058)
Utilised	336	342	374
Unused amounts reversed	211	33	742
Arising due to acquisitions of subsidiaries	(113)
Translation adjustments and other	(2)	1	10
Provision end of the period	(252)	(310)	(457)
Current	(252)	(310)	(457)
Provision for decommissioning and restoration
Changes in provisions
Provision beginning of the period	(1,049)	(1,191)	(1,459)
Arising during the year	(1,912)	(108)	(45)
Utilised	18	5	8
Discount rate adjustment and imputed interest (change in estimates)	(223)	(103)	(142)
Unused amounts reversed	89	338	430
Translation adjustments and other	(32)	10	17
Provision end of the period	(3,109)	(1,049)	(1,191)
Non-current	(3,109)	(1,049)	(1,191)
Employee bonuses and other rewards
Changes in provisions
Provision beginning of the period	(10,157)	(8,552)	(8,237)
Arising during the year	(14,259)	(15,181)	(14,085)
Utilised	13,873	12,203	12,482
Discount rate adjustment and imputed interest (change in estimates)	177	41	(51)
Unused amounts reversed	1,079	1,233	1,096
Arising due to acquisitions of subsidiaries	(984)
Disposal of a subsidiary			91
Translation adjustments and other	(107)	99	152
Provision end of the period	(10,378)	(10,157)	(8,552)
Current	(10,096)	(8,897)	(7,393)
Non-current	(282)	(1,260)	(1,159)
SEC Provision
Changes in provisions
Arising during the year	(55,752)
Translation adjustments and other	(3,298)
Provision end of the period	(59,050)
Current	(59,050)
Other provisions
Changes in provisions
Provision beginning of the period	(645)	(225)	(207)
Arising during the year	(941)	(534)	(275)
Utilised	393	92	223
Unused amounts reversed	872	101	34
Arising due to acquisitions of subsidiaries	(1,165)
Translation adjustments and other	(27)	(79)
Provision end of the period	(1,513)	(645)	(225)
Current	₽ (1,513)	₽ (645)	₽ (225)